Shareholders' Equity (Options Valuation Assumptions) (Details)	0 Months Ended	12 Months Ended
	Oct. 26, 2011 months	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Shareholders' Equity [Abstract]
Expected volatility, minimum	36.98%	34.30%	42.80%	42.60%
Expected volatility, maximum	56.44%	43.80%	48.40%	47.70%
Weighted average volatility		43.02%	43.70%	44.70%
Risk free interest rate, minimum	0.02%	0.20%	0.80%	1.20%
Risk free interest rate, maximum	0.48%	1.30%	1.80%	2.10%
Expected dividend		0.00%	0.00%	0.00%
Expected term (in years), minimum	1	2.5	2.5	2.5
Expected term (in years), maximum	38	3.7	3.7	3.7